Cover	May 19, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2025
Current Fiscal Year End Date	--09-30
Entity File Number	811-04656
Entity Registrant Name	Ellsworth Growth and Income Fund Ltd.
Entity Central Index Key	0000793040
Entity Tax Identification Number	13-3345139
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	800
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	ECF
Security Exchange Name	NYSEAMER
Series A Cumulative Preferred Shares
Title of 12(b) Security	Series A Cumulative Preferred Shares
Trading Symbol	ECF Pr A
Security Exchange Name	NYSEAMER